Equity-Based Compensation (Tables)	11 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options granted, exercised, and vested

		Weighted
	ISOs	average exercise
	and NQSOs	price
Outstanding as of December 31, 2019	133,661	$1.47
Forfeited	(2,900)	$1.80
Settled or cancelled	(130,761)	$1.46
Outstanding as of December 31, 2020	—

Predecessor Promissory Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options activity

Predecessor
Period from
	January 1, 2020	Year ended
	to June 21,	December 31,
	2020	2019
Range of expected time to exit (years)	3-5	3-5
Range of volatilities	55.00-63.09%	55.00-63.09%
Range of Predecessor Promissory Notes interest rates	1.85-1.91%	1.85-1.91%
Range of risk-free interest rates	1.33-1.62%	1.33-1.62%

Successor
Period from
February 10, 2020
to December 31,
2020
Volatility	$70.1%
Risk-free interest rate	0.25%
Expected time to exit (years)	3.50

Schedule of nonvested share activity

	Predecessor
	Period from
	January 1, 2020	Year ended
	to June 21,	December 31,
	2020	2019
Grant date fair value of shares vested	12	228

In-substance
ISOs
represented
	by the	Weighted-
	Predecessor	average
	Promissory	exercise
	Notes	price
Outstanding as of December 31, 2019	1,028,784	$0.99
Settled or cancelled	(1,028,784)	$0.99
Outstanding as of December 31, 2020	—

2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options granted, exercised, and vested

	Predecessor
	Period from
	January 1, 2020	Year ended
	to June 21,	December 31,
	2020	2019
Grant date fair value of options granted	$—	$17
Intrinsic value of options exercised	—	62
Grant date fair value of shares vested	9	23
Cash received from options exercised	—	16
Tax benefit from options exercised	—	(3)

Schedule of stock purchase plan valuation assumptions

Predecessor
Period from
	January 1, 2020	Year ended
	to June 21,	December 31,
	2020	2019
Range of expected time to exit (years)	3-5	3-5
Range of volatilities	55.00-63.09%	55.00-63.09%
Range of risk-free interest rates	1.33-2.51%	1.33-2.51%

Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of nonvested share activity

Incentive
Units
Unvested and outstanding as of December 31, 2019	—
Granted	6,170,000
Forfeited	(18,750)
Unvested and outstanding as of December 31, 2020	6,151,250